EMPLOYEE BENEFIT PLANS (Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.07%	4.17%
Rate of compensation increase	4.81%	4.81%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Expected long-term rate of return on plan assets	7.00%	7.00%	6.70%
Rate of compensation increase	4.81%	4.81%	4.64%
Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.08%	4.22%
Rate of compensation increase	5.50%	5.50%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Rate of compensation increase	5.50%	5.50%	4.64%
Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	3.68%	3.76%
Rate of compensation increase	0.00%	0.00%
Service Cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.15%	4.25%	4.55%
Service Cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.17%	4.30%	4.55%
Service Cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.10%	4.32%	4.55%
Effective rate for interest cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.38%	3.31%	4.55%
Effective rate for interest cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.20%	3.16%	4.55%
Effective rate for interest cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.11%	3.09%	4.55%
Effective rate for interest on service cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.59%	3.51%	4.55%
Effective rate for interest on service cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.63%	3.37%	4.55%
Effective rate for interest on service cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.84%	4.04%	4.55%